Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 22,152		¥ 31,658
Deposits	4,683		4,554
Staff advances	1,762		3,041
Deductible VAT input	6,289		4,268
Interest receivable	5,323		3,016
Total	¥ 40,209	$ 5,663	¥ 46,537